Stock-Based Compensation - Narrative (Details) - Marketwise, LLC - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 47,445	$ 78,627	$ 648,520	$ 99,124	$ 553,600	$ 20,439	$ 28,212
Common Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense					$ 553,600	$ 20,439	$ 28,212
Weighted-average grant date fair value (in dollars per share)			$ 2,195.16	$ 178.69	$ 178.69	$ 186.83